Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	£ 6,439	£ 7,202
Differences on exchange	(68)	(122)
Current service cost	27	38
Past service (credit)/cost and settlements	(29)	(221)
Interest on scheme liabilities	309	316
Contributions by scheme members	2	2
Benefits paid	(482)	(524)
Actuarial losses/(gains) arising from changes in demographic assumptions	16	(13)
Actuarial losses/(gains)arising from changes in financial assumptions	(119)	(245)
Experience (gains)/losses	4	6
Present value ending balance	6,099	6,439
Pension schemes
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	5,918	6,647
Differences on exchange	(36)	(127)
Current service cost	26	37
Past service (credit)/cost and settlements	(29)	(221)
Interest on scheme liabilities	283	288
Contributions by scheme members	2	2
Benefits paid	(430)	(470)
Actuarial losses/(gains) arising from changes in demographic assumptions	16	(13)
Actuarial losses/(gains)arising from changes in financial assumptions	(131)	(239)
Experience (gains)/losses	(5)	14
Present value ending balance	5,614	5,918
Healthcare schemes
Changes in net defined benefit liability (asset) [abstract]
Present value beginning balance	521	555
Differences on exchange	(32)	5
Current service cost	1	1
Past service (credit)/cost and settlements	0	0
Interest on scheme liabilities	26	28
Contributions by scheme members	0	0
Benefits paid	(52)	(54)
Actuarial losses/(gains) arising from changes in demographic assumptions	0	0
Actuarial losses/(gains)arising from changes in financial assumptions	12	(6)
Experience (gains)/losses	9	(8)
Present value ending balance	£ 485	£ 521